Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	26.10%	19.90%		27.80%
Profit from continuing operations before tax	£ 1,858	£ 508	[1]	£ 940	[1]
Tax calculated at a tax rate of 19% (2020: 19%, 2019: 19%)	353	97		179
Bank surcharge on profits	106	23		60
Non-deductible preference dividends paid	9	8		8
Non-deductible UK Bank Levy	14	20		24
Non-deductible conduct remediation, fines and penalties	6	(4)		44
Other non-deductible costs and non-taxable income	33	23		29
Effect of change in tax rate on deferred tax provision	8	6		(10)
Tax relief on dividends in respect of other equity instruments	(40)	(40)		(39)
Adjustment to prior year provisions	(4)	(32)		(34)
Tax on profit from continuing operations	£ 485	£ 101	[1]	£ 261	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.